Investment Portfolio - January 31, 2020

(unaudited)

PRO-BLEND® MODERATE TERM SERIES

	SHARES	VALUE

COMMON STOCKS - 39.2%

Communication Services - 6.3%
Entertainment - 2.5%
Activision Blizzard, Inc.[1]	43,180	$2,525,166
Electronic Arts, Inc.*[1]	19,530	2,107,678
Nexon Co. Ltd. (Japan)*	355,100	4,809,096
Sea Ltd. - ADR (Taiwan)*	4,490	203,128

		9,645,068

Interactive Media & Services - 3.3%
Alphabet, Inc. - Class A*[1]	1,490	2,134,842
Alphabet, Inc. - Class C*	1,490	2,137,003
Auto Trader Group plc (United Kingdom)[2]	8,055	59,436
Facebook, Inc. - Class A*	26,900	5,431,379
Tencent Holdings Ltd. - Class H (China)	66,928	3,191,810

		12,954,470

Media - 0.5%
Quebecor, Inc. - Class B (Canada)	34,625	859,215
Shaw Communications, Inc. - Class B (Canada)	50,010	977,224
ViacomCBS, Inc. - Class B	361	12,321

		1,848,760

Total Communication Services		24,448,298

Consumer Discretionary - 4.5%
Distributors - 0.0%##
Genuine Parts Co.	266	24,890

Hotels, Restaurants & Leisure - 0.1%
Hilton Worldwide Holdings, Inc.	455	49,049
Restaurant Brands International, Inc. (Canada)	4,335	264,478
Wyndham Hotels & Resorts, Inc.	810	46,308

		359,835

Household Durables - 0.8%
Sony Corp. - ADR (Japan)	40,920	2,871,765
Sony Corp. (Japan)	3,700	258,730

		3,130,495

Internet & Direct Marketing Retail - 1.6%
Alibaba Group Holding Ltd. - ADR (China)*	7,970	1,646,522
Amazon.com, Inc.*[1]	1,605	3,223,996
Booking Holdings, Inc.*	710	1,299,691
Farfetch Ltd. - Class A (United Kingdom)*	5,820	71,004
Meituan Dianping - Class B (China)*	4,700	59,501

		6,300,714

	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Discretionary (continued)
Multiline Retail - 0.4%
B&M European Value Retail S.A. (United Kingdom)	33,580	$161,015
Dollar Tree, Inc.*	16,035	1,396,167
Kohl’s Corp.	290	12,398

		1,569,580

Specialty Retail - 0.7%
Best Buy Co., Inc.	412	34,892
The Gap, Inc.	726	12,640
The Home Depot, Inc.	755	172,215
Industria de Diseno Textil S.A. (Spain)	76,805	2,582,736

		2,802,483

Textiles, Apparel & Luxury Goods - 0.9%
lululemon athletica, Inc.*	13,470	3,224,583
VF Corp.	454	37,668

		3,262,251

Total Consumer Discretionary		17,450,248

Consumer Staples - 5.6%
Beverages - 2.9%
Ambev S.A. - ADR (Brazil)	184,316	766,755
Anheuser-Busch InBev S.A./N.V. (Belgium)	37,940	2,862,204
The Coca-Cola Co.	50,890	2,971,976
Diageo plc (United Kingdom)	42,098	1,664,684
Molson Coors Beverage Co. - Class B	304	16,896
PepsiCo, Inc.	20,520	2,914,250

		11,196,765

Food & Staples Retailing - 0.1%
The Kroger Co.	830	22,294
Sysco Corp.	627	51,502
Walgreens Boots Alliance, Inc.	896	45,562
Walmart, Inc.	1,812	207,456

		326,814

Food Products - 1.8%
Archer-Daniels-Midland Co.	574	25,692
Conagra Brands, Inc.	562	18,501
Danone S.A. (France)	3,641	291,370
General Mills, Inc.	794	41,463
The Hershey Co.	285	44,223
The J.M. Smucker Co.	191	19,790
Kellogg Co.	444	30,285
Mondelez International, Inc. - Class A	54,798	3,144,309
Nestle S.A. (Switzerland)	30,564	3,370,986

Investment Portfolio - January 31, 2020

(unaudited)

PRO-BLEND® MODERATE TERM SERIES

	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Staples (continued)
Food Products (continued)
Tyson Foods, Inc. - Class A	339	$28,012

		7,014,631

Household Products - 0.0%##
Colgate-Palmolive Co.	895	66,033
Kimberly-Clark Corp.	404	57,869

		123,902

Personal Products - 0.8%
Beiersdorf AG (Germany)	1,540	174,893
Unilever plc - ADR (United Kingdom)	48,564	2,902,670

		3,077,563

Tobacco - 0.0%##
British American Tobacco plc - ADR (United Kingdom)[1]	2,835	124,882

Total Consumer Staples		21,864,557

Energy - 1.4%
Energy Equipment & Services - 1.3%
Baker Hughes Co.	984	21,313
Core Laboratories N.V	3,515	123,482
The Drilling Co. of 1972 A/S (Denmark)*	1,785	99,619
Halliburton Co.	78,291	1,707,527
Oceaneering International, Inc.*	79,000	980,390
Schlumberger Ltd.	56,848	1,904,977
Transocean Ltd.*	91,500	417,240

		5,254,548

Oil, Gas & Consumable Fuels - 0.1%
Cameco Corp. (Canada)	18,784	151,587
Chevron Corp.	965	103,390
Marathon Petroleum Corp.	821	44,745
Occidental Petroleum Corp.	624	24,785
Phillips 66	408	37,279
Valero Energy Corp.	504	42,492

		404,278

Total Energy		5,658,826

Financials - 3.6%
Banks - 0.3%
Bank of America Corp.	4,114	135,063
The Bank Of N.T. Butterfield & Son Ltd. (Bermuda)	4,880	162,114
Citigroup, Inc.	1,163	86,539
Fifth Third Bancorp	1,000	28,450
FinecoBank Banca Fineco S.p.A. (Italy)	19,835	232,082
JPMorgan Chase & Co.	1,612	213,364

	SHARES	VALUE

COMMON STOCKS (continued)

Financials (continued)
Banks (continued)
KeyCorp	1,354	$25,333
Regions Financial Corp.	1,211	18,855
Truist Financial Corp.	1,317	67,918
U.S. Bancorp	1,488	79,191
Wells Fargo & Co.	3,187	149,598

		1,198,507

Capital Markets - 2.2%
BlackRock, Inc.[1]	1,360	717,196
Cboe Global Markets, Inc.	12,110	1,492,194
CME Group, Inc.	7,080	1,537,139
Deutsche Boerse AG (Germany)	1,710	277,574
Intercontinental Exchange, Inc.	15,100	1,506,074
Julius Baer Group Ltd. (Switzerland)	2,915	145,656
Moody’s Corp.	5,720	1,468,839
S&P Global, Inc.	4,970	1,459,838

		8,604,510

Diversified Financial Services - 1.0%
Berkshire Hathaway, Inc. - Class B*[1]	16,140	3,622,300

Insurance - 0.1%
Admiral Group plc (United Kingdom)	8,870	264,073
The Allstate Corp.	305	36,155
Chubb Ltd.	335	50,916
The Hartford Financial Services Group, Inc.	404	23,949
The Travelers Companies, Inc.	231	30,404

		405,497

Total Financials		13,830,814

Health Care - 6.7%
Biotechnology - 1.2%
AbbVie, Inc.	1,276	103,382
Amgen, Inc.	562	121,420
BioMarin Pharmaceutical, Inc.*	21,940	1,831,990
Gilead Sciences, Inc.	1,294	81,781
Incyte Corp.*	10,820	790,617
Seattle Genetics, Inc.*	7,990	866,036
Vertex Pharmaceuticals, Inc.*	4,050	919,552

		4,714,778

Health Care Equipment & Supplies - 1.8%
Alcon, Inc. (Switzerland)*	27,810	1,639,121
Getinge AB - Class B (Sweden)	8,070	137,434
Medtronic plc	42,356	4,889,577
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H (China)	156,000	186,023

		6,852,155

Investment Portfolio - January 31, 2020

(unaudited)

PRO-BLEND® MODERATE TERM SERIES

	SHARES	VALUE

COMMON STOCKS (continued)

Health Care (continued)
Health Care Providers & Services - 0.0%##
CVS Health Corp.	1,169	$79,282
Quest Diagnostics, Inc.	201	22,245

		101,527

Life Sciences Tools & Services - 0.1%
Gerresheimer AG (Germany)	2,255	178,690
QIAGEN N.V.*[1]	3,386	114,379
QIAGEN N.V.*	5,602	187,112

		480,181

Pharmaceuticals - 3.6%
Bristol-Myers Squibb Co.	1,441	90,711
Johnson & Johnson	30,961	4,609,164
Merck & Co., Inc.	12,183	1,040,916
Merck KGaA (Germany)	24,050	3,083,930
Novartis AG - ADR (Switzerland)	50,875	4,808,196
Perrigo Co. plc	3,635	207,340
Pfizer, Inc.	3,996	148,811

		13,989,068

Total Health Care		26,137,709

Industrials - 1.4%
Aerospace & Defense - 0.2%
BAE Systems plc (United Kingdom)	36,430	302,841
The Boeing Co.	381	121,261
General Dynamics Corp.	230	40,351
Lockheed Martin Corp.	239	102,321
United Technologies Corp.	691	103,788

		670,562

Air Freight & Logistics - 0.0%##
C.H. Robinson Worldwide, Inc.	267	19,283
United Parcel Service, Inc. - Class B	867	89,752

		109,035

Airlines - 0.8%
easyJet plc (United Kingdom)	88,095	1,617,117
Ryanair Holdings plc - ADR (Ireland)*	18,504	1,602,631

		3,219,748

Building Products - 0.0%##
Johnson Controls International plc	1,005	39,647

Commercial Services & Supplies - 0.0%##
Waste Management, Inc.	479	58,294

Electrical Equipment - 0.0%##
Eaton Corp. plc	532	50,258
Emerson Electric Co.	733	52,505

	SHARES	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Electrical Equipment (continued)
Rockwell Automation, Inc.	119	$22,808

		125,571

Industrial Conglomerates - 0.1%
3M Co.	521	82,662
Honeywell International, Inc.	578	100,121

		182,783

Machinery - 0.1%
Caterpillar, Inc.	480	63,048
Cummins, Inc.	226	36,153
FANUC Corp. (Japan)	400	72,852
Illinois Tool Works, Inc.	323	56,519
The Weir Group plc (United Kingdom)	11,845	210,204

		438,776

Road & Rail - 0.0%##
Union Pacific Corp.	577	103,525

Trading Companies & Distributors - 0.1%
Brenntag AG (Germany)	2,062	106,709
Fastenal Co.	854	29,788

		136,497

Transportation Infrastructure - 0.1%
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Mexico)	16,100	122,525
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - ADR (Mexico)	1,015	125,535
Grupo Aeroportuario del Sureste S.A.B. de C.V. - ADR (Mexico)	645	124,350

		372,410

Total Industrials		5,456,848

Information Technology - 6.3%
Communications Equipment - 0.0%##
Cisco Systems, Inc.	2,770	127,337

Electronic Equipment, Instruments & Components - 0.1%
Keyence Corp. (Japan)	500	168,079

IT Services - 2.7%
International Business Machines Corp.	759	109,091
InterXion Holding N.V. (Netherlands)*	2,560	222,797
Keywords Studios plc (Ireland)	2,972	48,222
Mastercard, Inc. - Class A	14,470	4,571,652
PayPal Holdings, Inc.*	12,460	1,419,069
Visa, Inc. - Class A	20,670	4,112,710

		10,483,541

Investment Portfolio - January 31, 2020

(unaudited)

PRO-BLEND® MODERATE TERM SERIES

	SHARES	VALUE

COMMON STOCKS (continued)

Information Technology (continued)
Semiconductors & Semiconductor Equipment - 1.9%
Applied Materials, Inc.	784	$45,464
Broadcom, Inc.	287	87,581
Intel Corp.	3,065	195,945
KLA Corp.	233	38,617
Lam Research Corp.	134	39,960
Maxim Integrated Products, Inc.	385	23,146
Micron Technology, Inc.*	75,520	4,009,357
NVIDIA Corp.	11,620	2,747,317
Texas Instruments, Inc.	806	97,244

		7,284,631

Software - 1.6%
Microsoft Corp.	17,660	3,006,262
ServiceNow, Inc.*[1]	9,460	3,199,656

		6,205,918

Technology Hardware, Storage & Peripherals - 0.0%##
NetApp, Inc.	289	15,433
Western Digital Corp.	383	25,086

		40,519

Total Information Technology		24,310,025

Materials - 0.5%
Chemicals - 0.1%
Akzo Nobel N.V. (Netherlands)	1,758	165,899
Dow, Inc.	651	29,992
Eastman Chemical Co.	261	18,601
LyondellBasell Industries N.V. - Class A	485	37,762

		252,254

Containers & Packaging - 0.4%
Graphic Packaging Holding Co.	89,150	1,393,414
International Paper Co.	466	18,976

		1,412,390

Metals & Mining - 0.0%##
First Quantum Minerals Ltd. (Zambia)	6,220	48,692
Lundin Mining Corp. (Chile)	9,905	51,942
Nucor Corp.	514	24,410

		125,044

Total Materials		1,789,688

Real Estate - 2.9%
Equity Real Estate Investment Trusts (REITS) - 2.9%
Acadia Realty Trust[1]	1,195	29,660
Agree Realty Corp.[1]	715	54,290
Alexandria Real Estate Equities, Inc.[1]	275	44,880

	SHARES	VALUE

COMMON STOCKS (continued)

Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
American Campus Communities, Inc.[1]	1,905	$87,382
American Homes 4 Rent - Class A1	5,910	161,520
American Tower Corp.	6,140	1,422,884
Americold Realty Trust[1]	4,520	155,805
Apartment Investment & Management Co. - Class A1	3,216	169,515
AvalonBay Communities, Inc.[1]	1,130	244,860
Boston Properties, Inc.	1,219	174,744
Brandywine Realty Trust[1]	9,585	149,718
BSR Real Estate Investment Trust (Canada)	2,880	35,194
Camden Property Trust[1]	1,445	162,462
Community Healthcare Trust, Inc.	2,460	116,038
Cousins Properties, Inc.[1]	4,167	170,555
Crown Castle International Corp.[1]	825	123,618
Digital Realty Trust, Inc.	925	113,766
Douglas Emmett, Inc.	2,845	118,068
Equinix, Inc.	4,055	2,391,355
Equity LifeStyle Properties, Inc.	1,015	73,841
Equity Residential	1,565	130,020
Essential Properties Realty Trust, Inc.	3,600	99,396
Essex Property Trust, Inc.	315	97,575
Extra Space Storage, Inc.	385	42,612
Federal Realty Investment Trust	270	33,755
First Industrial Realty Trust, Inc.	1,335	57,004
Getty Realty Corp.	1,520	47,910
Healthcare Realty Trust, Inc.	3,075	110,884
Healthcare Trust of America, Inc. - Class A	1,965	62,939
Healthpeak Properties, Inc.	5,035	181,210
Hibernia REIT plc (Ireland)	36,120	54,961
Host Hotels & Resorts, Inc.	3,720	60,785
Independence Realty Trust, Inc.	2,640	38,729
Innovative Industrial Properties, Inc.	831	74,374
Invitation Homes, Inc.	8,374	263,530
Jernigan Capital, Inc.	6,720	134,333
Kilroy Realty Corp.	450	37,156
Liberty Property Trust	655	41,036
Life Storage, Inc.	340	38,481
Mid-America Apartment Communities, Inc.	535	73,407
National Retail Properties, Inc.	1,205	67,480
Omega Healthcare Investors, Inc.	1,730	72,574
Physicians Realty Trust	6,275	121,421
Plymouth Industrial REIT, Inc.	2,351	43,305
Prologis, Inc.	4,130	383,594

Investment Portfolio - January 31, 2020

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES/
	PRINCIPAL
	AMOUNT[3]	VALUE

COMMON STOCKS (continued)

Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
Public Storage	610	$136,494
Realty Income Corp.	555	43,518
Regency Centers Corp.	1,090	67,624
SBA Communications Corp.	5,790	1,444,952
Simon Property Group, Inc.	1,345	179,087
STAG Industrial, Inc.	3,310	106,714
STORE Capital Corp.	2,925	114,806
Sun Communities, Inc.	1,095	177,576
Sunstone Hotel Investors, Inc.	3,115	39,498
UDR, Inc.	2,656	127,249
UMH Properties, Inc.	2,515	39,737
Urban Edge Properties	3,515	64,641
Ventas, Inc.	1,398	80,888
VEREIT, Inc.	6,805	66,417
Vornado Realty Trust	410	26,966
Welltower, Inc.	1,784	151,479

Total Real Estate		11,236,272

TOTAL COMMON STOCKS (Identified Cost $129,204,568)		152,183,285

CORPORATE BONDS - 14.5%

Non-Convertible Corporate Bonds - 14.5%
Communication Services - 3.3%
Diversified Telecommunication Services - 1.6%
AT&T, Inc., 4.25%, 3/1/2027	2,130,000	2,373,883
CenturyLink, Inc., 5.625%, 4/1/2020	40,000	40,150
Verizon Communications, Inc., 5.25%, 3/16/2037	2,830,000	3,676,959

		6,090,992

Interactive Media & Services - 0.5%
Tencent Holdings Ltd. (China)[2], 3.975%, 4/11/2029	1,690,000	1,864,006

Media - 1.2%
Comcast Corp., 3.25%, 11/1/2039	1,760,000	1,870,264
Diamond Sports Group LLC - Diamond Sports Finance Co.[2], 6.625%, 8/15/2027	60,000	56,100
Discovery Communications LLC, 5.20%, 9/20/2047	2,160,000	2,543,331
Townsquare Media, Inc.[2], 6.50%, 4/1/2023	40,000	40,500

		4,510,195

Wireless Telecommunication Services - 0.0%##
Sprint Communications, Inc., 7.00%, 8/15/2020	90,000	91,593
Sprint Corp., 7.25%, 9/15/2021	40,000	41,950

	PRINCIPAL
	AMOUNT[3]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Communication Services (continued)
Wireless Telecommunication Services (continued)
Sprint Corp., 7.125%, 6/15/2024	35,000	$36,150

		169,693

Total Communication Services		12,634,886

Consumer Discretionary - 1.5%
Auto Components - 0.0%##
Techniplas LLC[2], 10.00%, 5/1/2020	50,000	41,750

Diversified Consumer Services - 0.0%##
GEMS MENASA Cayman Ltd. - GEMS Education Delaware LLC (United Arab Emirates)[2], 7.125%, 7/31/2026	155,000	161,809

Household Durables - 0.1%
Ashton Woods USA LLC - Ashton Woods Finance Co.[2], 6.75%, 8/1/2025	30,000	30,900
LGI Homes, Inc.[2], 6.875%, 7/15/2026	80,000	84,500
Weekley Homes LLC - Weekley Finance Corp., 6.625%, 8/15/2025	55,000	57,337

		172,737

Internet & Direct Marketing Retail - 1.4%
Alibaba Group Holding Ltd. (China), 3.40%, 12/6/2027	1,800,000	1,918,729
Booking Holdings, Inc., 3.60%, 6/1/2026	3,270,000	3,566,414
Photo Holdings Merger Sub, Inc.[2], 8.50%, 10/1/2026	60,000	56,100

		5,541,243

Specialty Retail - 0.0%##
Foxtrot Escrow Issuer LLC - Foxtrot Escrow Corp.[2], 12.25%, 11/15/2026	60,000	62,100

Total Consumer Discretionary		5,979,639

Consumer Staples - 0.0%##
Food & Staples Retailing - 0.0%##
KeHE Distributors LLC - KeHE Finance Corp.[2], 8.625%, 10/15/2026	60,000	63,675

Energy - 2.6%
Energy Equipment & Services - 0.0%##
Oceaneering International, Inc., 6.00%, 2/1/2028	60,000	57,258

Investment Portfolio - January 31, 2020

(unaudited)

PRO-BLEND® MODERATE TERM SERIES
	PRINCIPAL
	AMOUNT[3]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)
Energy Equipment & Services (continued)
Shelf Drilling Holdings Ltd. (United Arab Emirates)[2], 8.25%, 2/15/2025	40,000	$37,200

		94,458

Oil, Gas & Consumable Fuels - 2.6%
Antero Midstream Partners LP - Antero Midstream Finance Corp.[2], 5.75%, 3/1/2027	40,000	31,188
Antero Midstream Partners LP - Antero Midstream Finance Corp.[2], 5.75%, 1/15/2028	40,000	31,108
Bruin E&P Partners LLC[2], 8.875%, 8/1/2023	40,000	25,750
Calumet Specialty Products Partners LP - Calumet Finance Corp.[2], 11.00%, 4/15/2025	60,000	66,301
CVR Energy, Inc.[2], 5.75%, 2/15/2028	40,000	39,160
Energy Transfer Operating LP, 6.50%, 2/1/2042	1,470,000	1,778,164
Enviva Partners LP - Enviva Partners Finance Corp.[2], 6.50%, 1/15/2026	60,000	64,006
Genesis Energy LP - Genesis Energy Finance Corp., 7.75%, 2/1/2028	55,000	55,455
Jonah Energy LLC - Jonah Energy Finance Corp.[2], 7.25%, 10/15/2025	80,000	22,000
Kinder Morgan Energy Partners LP, 6.95%, 1/15/2038	1,910,000	2,549,352
Laredo Petroleum, Inc., 10.125%, 1/15/2028	55,000	49,079
Lonestar Resources America, Inc.[2], 11.25%, 1/1/2023	40,000	27,500
Moss Creek Resources Holdings, Inc.[2], 7.50%, 1/15/2026	40,000	29,350
NuStar Logistics LP, 6.75%, 2/1/2021	40,000	41,168
Rockies Express Pipeline LLC[2], 5.625%, 4/15/2020	60,000	60,300
Sabine Pass Liquefaction LLC, 5.875%, 6/30/2026	2,690,000	3,123,380
Whiting Petroleum Corp., 5.75%, 3/15/2021	40,000	37,400
The Williams Companies, Inc., 3.75%, 6/15/2027	1,840,000	1,944,321

		9,974,982

Total Energy		10,069,440

	PRINCIPAL
	AMOUNT[3]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials - 2.8%
Banks - 2.6%
Bank of America Corp., 4.00%, 1/22/2025	3,530,000	$3,826,169
Citigroup, Inc., 8.125%, 7/15/2039	1,080,000	1,858,932
JPMorgan Chase & Co.[4], (3 mo. LIBOR US + 1.000%), 4.023%, 12/5/2024	1,730,000	1,865,638
Santander Holdings USA, Inc., 4.50%, 7/17/2025	2,320,000	2,535,837

		10,086,576

Capital Markets - 0.0%##
AG Merger Sub II, Inc.[2], 10.75%, 8/1/2027	65,000	68,900
Donnelley Financial Solutions, Inc., 8.25%, 10/15/2024	75,000	77,812

		146,712

Consumer Finance - 0.1%
Credit Acceptance Corp.[2], 5.125%, 12/31/2024	40,000	41,800
Navient Corp., 5.00%, 10/26/2020	60,000	60,840
Navient Corp., 6.75%, 6/25/2025	40,000	43,500
SLM Corp., 5.125%, 4/5/2022	80,000	82,600

		228,740

Diversified Financial Services - 0.1%
Fidelity & Guaranty Life Holdings, Inc.[2], 5.50%, 5/1/2025	40,000	42,600
Global Aircraft Leasing Co. Ltd. (Cayman Islands) [2,5], 6.50%, 9/15/2024	85,000	86,959
VistaJet Malta Finance plc - XO Management Holding, Inc. (Switzerland)[2], 10.50%, 6/1/2024	60,000	56,850

		186,409

Mortgage Real Estate Investment Trusts (REITS) - 0.0%##
Starwood Property Trust, Inc., 3.625%, 2/1/2021	60,000	60,225

Thrifts & Mortgage Finance - 0.0%##
Acrisure LLC - Acrisure Finance, Inc.[2], 7.00%, 11/15/2025	65,000	63,700
Radian Group, Inc., 4.875%, 3/15/2027	60,000	63,450

		127,150

Total Financials		10,835,812

Health Care - 0.5%
Health Care Providers & Services - 0.5%
HCA, Inc., 4.125%, 6/15/2029	1,810,000	1,958,773

Investment Portfolio - January 31, 2020

(unaudited)

PRO-BLEND® MODERATE TERM SERIES
	PRINCIPAL
	AMOUNT[3]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials - 1.7%
Air Freight & Logistics - 0.0%##
Cargo Aircraft Management, Inc.[2], 4.75%, 2/1/2028	40,000	$40,602

Commercial Services & Supplies - 0.0%##
The ADT Security Corp., 6.25%, 10/15/2021	40,000	42,334
Prime Security Services Borrower LLC - Prime Finance, Inc.[2], 5.25%, 4/15/2024	40,000	41,700
Prime Security Services Borrower LLC - Prime Finance, Inc.[2], 5.75%, 4/15/2026	40,000	42,200

		126,234

Construction & Engineering - 0.0%##
HC2 Holdings, Inc.[2], 11.50%, 12/1/2021	20,000	20,050
Tutor Perini Corp.[2], 6.875%, 5/1/2025	100,000	94,000

		114,050

Industrial Conglomerates - 0.5%
General Electric Co.[4,6], (3 mo. LIBOR US + 3.330%), 5.00%	1,910,000	1,900,947

Marine - 0.1%
American Tanker, Inc. (Norway)[2], 9.25%, 2/22/2022	100,000	104,027
Borealis Finance LLC[2], 7.50%, 11/16/2022	85,000	82,238
Global Ship Lease, Inc. (United Kingdom)[2], 9.875%, 11/15/2022	130,000	135,037

		321,302

Trading Companies & Distributors - 1.1%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Ireland), 4.45%, 10/1/2025	2,170,000	2,377,993
Air Lease Corp., 3.625%, 4/1/2027	535,000	567,777
Avolon Holdings Funding Ltd. (Ireland)[2], 3.25%, 2/15/2027	1,150,000	1,163,984
Fortress Transportation & Infrastructure Investors LLC[2], 6.50%, 10/1/2025	40,000	42,467

		4,152,221

Total Industrials		6,655,356

Materials - 0.7%
Chemicals - 0.0%##
Olin Corp., 5.625%, 8/1/2029	40,000	42,200

	PRINCIPAL
	AMOUNT[3]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Materials (continued)
Metals & Mining - 0.7%
Compass Minerals International, Inc.[2], 6.75%, 12/1/2027	60,000	$64,262
IAMGOLD Corp. (Canada)[2], 7.00%, 4/15/2025	65,000	66,950
Infrabuild Australia Pty Ltd. (Australia)[2], 12.00%, 10/1/2024	60,000	60,850
Mountain Province Diamonds, Inc. (Canada)[2], 8.00%, 12/15/2022	80,000	78,300
Northwest Acquisitions ULC - Dominion Finco, Inc.[2], 7.125%, 11/1/2022	80,000	64,400
Southern Copper Corp. (Peru), 5.375%, 4/16/2020	2,270,000	2,284,755
SunCoke Energy Partners LP - SunCoke Energy Partners Finance Corp.[2], 7.50%, 6/15/2025	40,000	38,400

		2,657,917

Total Materials		2,700,117

Real Estate - 1.4%
Equity Real Estate Investment Trusts (REITS) - 1.4%
American Tower Corp., 3.80%, 8/15/2029	2,260,000	2,459,415
Crown Castle International Corp., 3.10%, 11/15/2029	2,270,000	2,350,395
GTP Acquisition Partners I LLC[2], 2.35%, 6/15/2020	589,000	584,724

		5,394,534

Real Estate Management & Development - 0.0%##
Five Point Operating Co. LP - Five Point Capital Corp.[2], 7.875%, 11/15/2025	60,000	62,100

Total Real Estate		5,456,634

TOTAL CORPORATE BONDS (Identified Cost $52,927,076)		56,354,332

U.S. TREASURY SECURITIES - 20.3%

U.S. Treasury Bonds - 8.1%
U.S. Treasury Bond, 4.75%, 2/15/2037	5,409,000	7,817,061
U.S. Treasury Bond, 2.50%, 2/15/2045	7,418,000	8,101,847
U.S. Treasury Bond, 3.00%, 5/15/2047	3,335,000	4,024,016
U.S. Treasury Inflation Indexed Bond, 2.00%, 1/15/2026	8,008,724	9,045,984

Investment Portfolio - January 31, 2020

(unaudited)

PRO-BLEND® MODERATE TERM SERIES
	PRINCIPAL
	AMOUNT[3]	VALUE

U.S. TREASURY SECURITIES (continued)

U.S. Treasury Bonds (continued)
U.S. Treasury Inflation Indexed Bond, 0.75%, 2/15/2042	2,250,741	$2,485,674

Total U.S. Treasury Bonds (Identified Cost $27,637,356)		31,474,582

U.S. Treasury Notes - 12.2%
U.S. Treasury Floating Rate Note[7], (3 mo. US Treasury Bill Yield + 0.300%), 1.856%, 10/31/2021	15,390,000	15,435,455
U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2020	12,320,846	12,310,258
U.S. Treasury Inflation Indexed Note, 0.50%, 4/15/2024	5,981,244	6,145,155
U.S. Treasury Note, 2.375%, 8/15/2024	12,565,000	13,142,696

Total U.S. Treasury Notes (Identified Cost $46,806,086)		47,033,564

TOTAL U.S. TREASURY SECURITIES (Identified Cost $74,443,442)		78,508,146

ASSET-BACKED SECURITIES - 5.6%
Cazenovia Creek Funding II LLC, Series 2018-1A, Class A2, 3.561%, 7/15/2030	694,118	700,161
Chesapeake Funding II LLC, Series 2017-2A, Class A1 (Canada)[2], 1.99%, 5/15/2029	1,935,979	1,937,087
Commonbond Student Loan Trust, Series 2019-AGS, Class A1[2], 2.54%, 1/25/2047	1,704,011	1,725,283
Invitation Homes Trust, Series 2017-SFR2, Class A2,7, (1 mo. LIBOR US + 0.850%), 2.519%, 12/17/2036	501,266	501,110
Invitation Homes Trust, Series 2017-SFR2, Class B2,7, (1 mo. LIBOR US + 1.150%), 2.819%, 12/17/2036	400,000	399,558
Navient Private Education Refi Loan Trust, Series 2019-CA, Class A1[2], 2.82%, 2/15/2068	717,598	721,735
Navient Student Loan Trust, Series 2014-1, Class A3[7], (1 mo. LIBOR US + 0.510%), 2.171%, 6/25/2031	1,200,809	1,181,654
Navient Student Loan Trust, Series 2019-2A, Class A2[2,7], (1 mo. LIBOR US + 1.000%), 2.661%, 2/27/2068	2,590,000	2,611,261

	PRINCIPAL
	AMOUNT[3]	VALUE

ASSET-BACKED SECURITIES (continued)
Oxford Finance Funding LLC, Series 2020-1A, Class A2[2], 3.101%, 2/15/2028	1,035,000	$1,041,549
Progress Residential Trust, Series 2019-SFR2, Class A2, 3.147%, 5/17/2036	1,285,000	1,316,474
SLM Student Loan Trust, Series 2005-7, Class A4[7], (3 mo. LIBOR US + 0.150%), 1.944%, 10/25/2029	1,115,405	1,099,462
SoFi Consumer Loan Program Trust, Series 2019-2, Class A2, 3.01%, 4/25/2028	702,183	707,791
SoFi Professional Loan Program LLC, Series 2017-F, Class A1FX2, 2.05%, 1/25/2041	66,879	66,874
SoFi Professional Loan Program LLC, Series 2017-F, Class A2FX2, 2.84%, 1/25/2041	300,000	305,685
SoFi Professional Loan Program LLC, Series 2018-A, Class A2A2, 2.39%, 2/25/2042	269,149	269,662
SoFi Professional Loan Program Trust, Series 2018-C, Class A1FX2, 3.08%, 1/25/2048	876,524	880,354
SoFi Professional Loan Program Trust, Series 2020-A, Class A2FX2, 2.54%, 5/15/2046	880,000	892,425
Tax Ease Funding LLC, Series 2016-1A, Class A2, 3.131%, 6/15/2028	210,905	211,062
Towd Point Mortgage Trust, Series 2016-5, Class A1[2,8], 2.50%, 10/25/2056	1,057,278	1,062,665
Towd Point Mortgage Trust, Series 2017-1, Class A1[2,8], 2.75%, 10/25/2056	846,232	856,348
Towd Point Mortgage Trust, Series 2019-HY1, Class A1[2,7], (1 mo. LIBOR US + 1.000%), 2.661%, 10/25/2048	763,671	766,994
Tricon American Homes Trust, Series 2016-SFR1, Class A2, 2.589%, 11/17/2033	1,152,469	1,155,703
Tricon American Homes Trust, Series 2017-SFR2, Class A2, 2.928%, 1/17/2036	1,246,464	1,269,255

TOTAL ASSET-BACKED SECURITIES (Identified Cost $21,488,531)		21,680,152

Investment Portfolio - January 31, 2020

(unaudited)

PRO-BLEND® MODERATE TERM SERIES
	PRINCIPAL
	AMOUNT[3]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.0%
Americold LLC Trust, Series 2010-ARTA, Class A1[2], 3.847%, 1/14/2029	51,330	$51,653
CIM Trust, Series 2019-INV1, Class A1[2,8], 4.00%, 2/25/2049	452,086	462,801
Credit Suisse Mortgage Capital Trust, Series 2013-IVR2, Class A2[2,8], 3.00%, 4/25/2043	879,357	896,245
Credit Suisse Mortgage Capital Trust, Series 2013-IVR3, Class A1[2,8], 2.50%, 5/25/2043	824,761	819,182
Credit Suisse Mortgage Capital Trust, Series 2013-TH1, Class A1[2,8], 2.13%, 2/25/2043	569,362	556,774
Fannie Mae REMICS, Series 2018-31, Class KP, 3.50%, 7/25/2047	1,122,768	1,181,624
Fannie Mae-Aces, Series 2017-M15, Class A1[8], 3.058%, 9/25/2027	1,237,569	1,300,590
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class A2, 3.144%, 12/10/2036	1,210,000	1,263,405
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K009, Class X1 (IO)[8], 1.427%, 8/25/2020	12,294,699	48,943
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K014, Class X1 (IO)[8], 1.324%, 4/25/2021	7,677,147	83,420
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K016, Class X1 (IO)[8], 1.635%, 10/25/2021	4,933,367	104,976
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K017, Class X1 (IO)[8], 1.439%, 12/25/2021	7,303,382	136,722
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K021, Class X1 (IO)[8], 1.556%, 6/25/2022	9,566,284	271,260
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K030, Class X1 (IO)[8], 0.294%, 4/25/2023	49,473,213	263,831
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class X1 (IO)[8], 0.21%, 5/25/2023	37,320,818	136,064
Freddie Mac REMICS, Series 4791, Class BA, 4.00%, 3/15/2044	1,117,280	1,141,505
Freddie Mac REMICS, Series 4801, Class BA, 4.50%, 5/15/2044	891,124	911,608

	PRINCIPAL
	AMOUNT[3]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
FREMF Mortgage Trust, Series 2013-K28, Class X2A (IO)[2], 0.10%, 6/25/2046	123,199,111	$297,747
FREMF Mortgage Trust, Series 2013-K713, Class B2,8, 3.313%, 4/25/2046	1,350,000	1,348,523
FREMF Mortgage Trust, Series 2014-K37, Class B2,8, 4.715%, 1/25/2047	1,657,000	1,810,733
Government National Mortgage Association, Series 2017-54, Class AH, 2.60%, 12/16/2056	1,490,288	1,512,285
GS Mortgage Securities Trust, Series 2010-C2, Class A1[2], 3.849%, 12/10/2043	25,886	26,020
JP Morgan Mortgage Trust, Series 2013-1, Class 1A2[2,8], 3.00%, 3/25/2043	472,158	479,620
JP Morgan Mortgage Trust, Series 2013-2, Class A2[2,8], 3.50%, 5/25/2043	468,181	479,863
JP Morgan Mortgage Trust, Series 2014-2, Class 1A1[2,8], 3.00%, 6/25/2029	595,160	603,830
JP Morgan Mortgage Trust, Series 2017-3, Class 1A5[2,8], 3.50%, 8/25/2047	967,768	985,284
JP Morgan Mortgage Trust, Series 2017-6, Class A5[2,8], 3.50%, 12/25/2048	1,082,225	1,102,420
New Residential Mortgage Loan Trust, Series 2014-3A, Class AFX3[2,8], 3.75%, 11/25/2054	464,407	486,230
New Residential Mortgage Loan Trust, Series 2015-2A, Class A1[2,8], 3.75%, 8/25/2055	613,805	643,082
New Residential Mortgage Loan Trust, Series 2016-4A, Class A1[2,8], 3.75%, 11/25/2056	655,864	684,942
PMT Loan Trust, Series 2013-J1, Class A9[2,8], 3.50%, 9/25/2043	1,040,118	1,069,476
Sequoia Mortgage Trust, Series 2013-2, Class A8, 1.874%, 2/25/2043	916,711	883,301
Sequoia Mortgage Trust, Series 2013-7, Class A2[8], 3.00%, 6/25/2043	605,329	612,321
Sequoia Mortgage Trust, Series 2013-8, Class A1[8], 3.00%, 6/25/2043	689,060	699,675
Starwood Retail Property Trust, Series 2014-STAR, Class A2,7,(1 mo. LIBOR US + 1.470%), 3.146%, 11/15/2027	1,572,370	1,569,470

Investment Portfolio - January 31, 2020

(unaudited)

PRO-BLEND® MODERATE TERM SERIES
	PRINCIPAL
	AMOUNT[3]		VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Vornado DP LLC Trust, Series 2010-VNO, Class A2FX2, 4.004%, 9/13/2028		350,000	$350,748
Waikiki Beach Hotel Trust, Series 2019-WBM, Class A2,7, (1 mo. LIBOR US + 1.050%), 2.726%, 12/15/2033		965,000	965,011
WinWater Mortgage Loan Trust, Series 2015-1, Class A1[2,8], 3.50%, 1/20/2045		597,060	611,240
WinWater Mortgage Loan Trust, Series 2015-3, Class A5[2,8], 3.50%, 3/20/2045		353,283	353,644

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $26,687,445)			27,206,068

FOREIGN GOVERNMENT BONDS - 1.3%
Canadian Government Bond (Canada), 2.75%, 6/1/2022	CAD	433,000	337,065
Export-Import Bank of Korea (South Korea), 2.625%, 12/30/2020		3,700,000	3,727,192
Mexican Government Bond (Mexico), 8.00%, 6/11/2020	MXN	8,562,000	454,828
Mexican Government Bond (Mexico), 6.50%, 6/10/2021	MXN	3,460,000	182,591
Mexican Government Bond (Mexico), 6.50%, 6/9/2022	MXN	5,621,000	296,511
Mexican Government Bond (Mexico), 7.75%, 5/29/2031	MXN	1,081,000	61,897

TOTAL FOREIGN GOVERNMENT BONDS (Identified Cost $5,524,176)			5,060,084

U.S. GOVERNMENT AGENCIES - 10.7%

Mortgage-Backed Securities - 10.7%
Fannie Mae, Pool #888468, UMBS, 5.50%, 9/1/2021		51,676	52,304
Fannie Mae, Pool #995233, UMBS, 5.50%, 10/1/2021		1,296	1,306
Fannie Mae, Pool #888017, UMBS, 6.00%, 11/1/2021		9,230	9,399
Fannie Mae, Pool #995329, UMBS, 5.50%, 12/1/2021		41,129	41,593
Fannie Mae, Pool #888136, UMBS, 6.00%, 12/1/2021		10,640	10,862
Fannie Mae, Pool #888810, UMBS, 5.50%, 11/1/2022		63,464	64,152
Fannie Mae, Pool #AD0462, UMBS, 5.50%, 10/1/2024		13,526	14,167

	PRINCIPAL
	AMOUNT[3]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae, Pool #MA3463, UMBS, 4.00%, 9/1/2033	1,842,757	$1,930,576
Fannie Mae, Pool #MA1834, UMBS, 4.50%, 2/1/2034	479,896	518,212
Fannie Mae, Pool #MA1903, UMBS, 4.50%, 5/1/2034	462,031	498,924
Fannie Mae, Pool #FM1158, UMBS, 3.50%, 6/1/2034	1,545,746	1,613,016
Fannie Mae, Pool #745418, UMBS, 5.50%, 4/1/2036	391,284	441,489
Fannie Mae, Pool #889576, UMBS, 6.00%, 4/1/2038	341,041	392,666
Fannie Mae, Pool #MA3412, UMBS, 3.50%, 7/1/2038	1,417,964	1,478,466
Fannie Mae, Pool #995196, UMBS, 6.00%, 7/1/2038	753,064	866,434
Fannie Mae, Pool #AD0207, UMBS, 6.00%, 10/1/2038	111,244	128,008
Fannie Mae, Pool #AD0220, UMBS, 6.00%, 10/1/2038	36,849	42,406
Fannie Mae, Pool #MA0258, UMBS, 4.50%, 12/1/2039	655,722	716,110
Fannie Mae, Pool #AL1595, UMBS, 6.00%, 1/1/2040	470,797	542,008
Fannie Mae, Pool #AL0152, UMBS, 6.00%, 6/1/2040	566,460	652,217
Fannie Mae, Pool #AS3622, UMBS, 3.50%, 10/1/2044	1,992,140	2,111,689
Fannie Mae, Pool #AX5234, UMBS, 4.50%, 11/1/2044	713,333	763,384
Fannie Mae, Pool #AZ9215, UMBS, 4.00%, 10/1/2045	534,267	569,088
Fannie Mae, Pool #BC3490, UMBS, 3.50%, 2/1/2046	1,889,987	1,979,847
Fannie Mae, Pool #MA2705, UMBS, 3.00%, 8/1/2046	1,428,375	1,473,550
Fannie Mae, Pool #BE7845, UMBS, 4.50%, 2/1/2047	309,454	328,708
Fannie Mae, Pool #CA1922, UMBS, 5.00%, 6/1/2048	1,421,909	1,527,357
Fannie Mae, Pool #CA2056, UMBS, 4.50%, 7/1/2048	1,506,888	1,599,327
Fannie Mae, Pool #MA3443, UMBS, 4.00%, 8/1/2048	904,510	945,613
Fannie Mae, Pool #BK9598, UMBS, 4.50%, 8/1/2048	423,462	448,249
Fannie Mae, Pool #CA2219, UMBS, 5.00%, 8/1/2048	868,838	933,328
Fannie Mae, Pool #CA2373, UMBS, 5.00%, 9/1/2048	1,367,426	1,466,097
Fannie Mae, Pool #BM5024, UMBS, 3.00%, 11/1/2048	1,939,064	1,994,503

Investment Portfolio - January 31, 2020

(unaudited)

PRO-BLEND® MODERATE TERM SERIES
	PRINCIPAL AMOUNT[3]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae, Pool #MA3521, UMBS, 4.00%, 11/1/2048	1,422,348	$1,486,209
Fannie Mae, Pool #BN0622, UMBS, 4.50%, 1/1/2049	1,209,724	1,280,415
Fannie Mae, Pool #AL8674, 5.642%, 1/1/2049	1,461,656	1,656,927
Fannie Mae, Pool #MA3692, UMBS, 3.50%, 7/1/2049	1,909,334	1,969,716
Fannie Mae, Pool #BO5945, UMBS, 3.50%, 11/1/2049	1,816,692	1,883,960
Freddie Mac, Pool #G11850, 5.50%, 7/1/2020	416	417
Freddie Mac, Pool #G12610, 6.00%, 3/1/2022	13,898	14,187
Freddie Mac, Pool #G12655, 6.00%, 5/1/2022	9,510	9,749
Freddie Mac, Pool #G12988, 6.00%, 1/1/2023	8,727	9,030
Freddie Mac, Pool #G13078, 6.00%, 3/1/2023	14,494	14,968
Freddie Mac, Pool #G13331, 5.50%, 10/1/2023	7,070	7,314
Freddie Mac, Pool #C91762, 4.50%, 5/1/2034	608,686	657,610
Freddie Mac, Pool #QN0349, UMBS, 3.00%, 8/1/2034	1,268,402	1,307,687
Freddie Mac, Pool #G03696, 5.50%, 1/1/2038	1,117	1,254
Freddie Mac, Pool #G03781, 6.00%, 1/1/2038	164,433	189,088
Freddie Mac, Pool #G03926, 6.00%, 2/1/2038	164,922	189,682
Freddie Mac, Pool #G04731, 5.50%, 4/1/2038	172,634	193,880
Freddie Mac, Pool #G08273, 5.50%, 6/1/2038	219,148	246,127
Freddie Mac, Pool #G05900, 6.00%, 3/1/2040	90,809	104,310
Freddie Mac, Pool #G05906, 6.00%, 4/1/2040	120,561	136,992
Freddie Mac, Pool #A92889, 4.50%, 7/1/2040	1,264,333	1,378,021
Freddie Mac, Pool #G60183, 4.00%, 12/1/2044	583,875	622,697
Freddie Mac, Pool #ZM2525, UMBS, 3.00%, 12/1/2046	1,171,823	1,208,715
Freddie Mac, Pool #Q59805, 4.50%, 11/1/2048	675,466	715,699

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $40,405,082)		41,439,709

	SHARES	VALUE

SHORT-TERM INVESTMENT - 1.5%

Dreyfus Government Cash Management, Institutional Shares, 1.50%[9]
(Identified Cost $5,827,528)	5,827,528	$5,827,528

TOTAL INVESTMENTS IN SECURITIES - 100.1% (Identified Cost $356,507,848)		388,259,304

TOTAL OPTIONS WRITTEN — 0.0%## (Premiums Received $54,755)		(104,548)

TOTAL INVESTMENTS - 100.1%		388,154,756
LIABILITIES, LESS OTHER ASSETS - (0.1%)		(237,611)

NET ASSETS - 100%		$387,917,145

ADR - American Depositary Receipt

CAD - Canadian Dollar

IO - Interest only

LIBOR - London InterBank Offer Rate

MXN - Mexican Peso

UMBS - Uniform Mortgage-Backed Securities

Investment Portfolio - January 31, 2020

(unaudited)

EXCHANGE-TRADED OPTIONS WRITTEN
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	EXERCISE PRICE	NOTIONAL AMOUNT (000)[3]	VALUE
Call
Electronic Arts, Inc.	78	02/21/2020	$121.00	842	$(780)

Put
Amazon.com, Inc.	5	02/07/2020	1,755.00	1,004	(475)
Activision Blizzard, Inc.	177	02/14/2020	53.00	1,035	(4,425)
Schlumberger Ltd.	262	02/14/2020	36.00	878	(86,460)
Electronic Arts, Inc.	91	02/21/2020	103.00	982	(7,098)
PayPal Holdings, Inc.	90	02/21/2020	105.00	1,025	(5,310)

					(103,768)

TOTAL EXCHANGE-TRADED OPTIONS WRITTEN (Premiums Received $54,755)					$(104,548)

*Non-income producing security.

## Less than 0.1%.

[1]	A portion of this security is designated as collateral for options contracts written. As of January 31, 2020, the total value of such securities was $11,907,700.
[2]

Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid under the Fund’s Liquidity Risk Management Program. These securities amount to $43,418,818, or 11.2% of the Series’ net assets as of January 31, 2020.

[3]	Amount is stated in USD unless otherwise noted.
[4]	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of January 31, 2020.
[5]	Represents a Payment-In-Kind bond.
[6]	Security is perpetual in nature and has no stated maturity date.
[7]	Floating rate security. Rate shown is the rate in effect as of January 31, 2020.
[8]

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of January 31, 2020.

[9]	Rate shown is the current yield as of January 31, 2020.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to their fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Portfolio - January 31, 2020

(unaudited)

The following is a summary of the valuation levels used for major security types as of January 31, 2020 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity securities:
Communication Services	$24,448,298	$16,387,956	$8,060,342	$—
Consumer Discretionary	17,450,248	14,388,266	3,061,982	—
Consumer Staples	21,864,557	13,500,420	8,364,137	—
Energy	5,658,826	5,559,207	99,619	—
Financials	13,830,814	12,911,429	919,385	—
Health Care	26,137,709	22,364,520	3,773,189	—
Industrials	5,456,848	3,147,125	2,309,723	—
Information Technology	24,310,025	24,093,724	216,301	—
Materials	1,789,688	1,623,789	165,899	—
Real Estate	11,236,272	11,181,311	54,961	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	119,947,855	—	119,947,855	—
Corporate debt:
Communication Services	12,634,886	—	12,634,886	—
Consumer Discretionary	5,979,639	—	5,979,639	—
Consumer Staples	63,675	—	63,675	—
Energy	10,069,440	—	10,069,440	—
Financials	10,835,812	—	10,835,812	—
Health Care	1,958,773	—	1,958,773	—
Industrials	6,655,356	—	6,655,356	—
Materials	2,700,117	—	2,700,117	—
Real Estate	5,456,634	—	5,456,634	—
Asset-backed securities	21,680,152	—	21,680,152	—
Commercial mortgage-backed securities	27,206,068	—	27,206,068	—
Foreign government bonds	5,060,084	—	5,060,084	—
Short-Term Investment	5,827,528	5,827,528	—	—

Total assets	388,259,304	130,985,275	257,274,029	—

Liabilities:
Other financial instruments*:
Equity contracts	(104,548)	(104,548)	—	—

Total liabilities	(104,548)	(104,548)	—	—

Total	$388,154,756	$130,880,727	$257,274,029	$—

#Includes certain foreign equity securities for which a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading.

*Other financial instruments are exchange traded options (Level 1).

There were no Level 3 securities held by the Series as of October 31, 2019 or January 31, 2020.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.